Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net income attributable to common shareholders									$ 1,012,140	$ 1,041,048	$ 948,427
Denominator:
Basic - weighted-average common shares									142,925,327	149,099,448	149,218,257
Increase in weighted-average common shares from dilutive effect of stock-based awards									2,186,823	2,344,655	2,369,774
Diluted - weighted-average common shares, assuming exercise of stock-based awards									145,112,150	151,444,103	151,588,031
Basic earnings per share									$ 7.08	$ 6.98	$ 6.36
Diluted earnings per share	$ 1.27	$ 2.02	$ 1.80	$ 1.85	$ 1.98	$ 1.60	$ 1.66	$ 1.61	$ 6.97	$ 6.87	$ 6.26